RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
NOTE 19 -	RELATED PARTY TRANSACTIONS AND BALANCES

Related party balances

Related party balances as of June 30, 2018 and 2017 (apart from those disclosed elsewhere in these financial statements) consisted of:

	2018	2017

Due to related party
Bluesky LLC	$464,000	$464,000
	$464,000	$464,000

Bluesky LLC is a limited liability Company owned and controlled by Bluesky Family Trust, a family trust benefitting the family of Jianming Hao, the Company’s former Chairman, Co-Chief Executive Officer and President.

Related party transactions

Related party transactions for the years ended June 30, 2018, 2017 and 2016 consisted of:

	For the years ended June 30,
	2018	2017	2016
Share repurchase
Bluesky LLC	$-	$-	$17,464,000

Convertible debt
Bluesky LLC	$-	$-	$8,500,000

The amount due to Bluesky LLC was interest free, unsecured and due on demand.

On December 28, 2015, the Company issued an $8,500,000 promissory note (the “Note”) to Bluesky LLC. The note was bearing interest at 4% per year and due for repayment on December 28, 2016. The note was repaid in advance on April 28, 2016.

On June 30, 2016, the Company repurchased 1,480,000 ordinary shares from Bluesky LLC at a price of $11.8 per share. On June 28, 2016, the Company paid approximately $17,000,000 to Bluesky LLC.